Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition [Abstract]
Amortized cost of investment securities available for sale	$ 439,488	$ 514,488
Estimated fair value of investment securities held to maturity	960	1,413
Allowance for loans receivable	$ 45,873	$ 41,667
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	88,290,735	87,825,038
Common stock, shares outstanding	86,184,012	85,718,315
Treasury stock, shares	2,106,723	2,106,723